Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (17,223)	SFr (16,272)		SFr (16,272)
Balance at end of period	(18,889)	(17,223)		(18,889)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(39)	(35)	SFr 31	(35)	SFr (15)
Increase/(decrease)	(8)	(8)	26	(16)	73
Increase/(decrease) due to equity method investments	0		(3)	0	(6)
Reclassification adjustments, included in net income	18	4	(3)	22	(1)
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)	10	(4)	20	6	66
Balance at end of period	(29)	(39)	51	(29)	51
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(12,591)	(12,095)	(13,452)	(12,095)	(12,615)
Increase/(decrease)	(1,096)	(519)	322	(1,615)	(564)
Increase/(decrease) due to equity method investments	1		0	1	0
Reclassification adjustments, included in net income	0	23	9	23	58
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)	(1,095)	(496)	331	(1,591)	(506)
Balance at end of period	(13,686)	(12,591)	(13,121)	(13,686)	(13,121)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	59	61	65	61	60
Increase/(decrease)	(5)	(2)	2	(7)	7
Increase/(decrease) due to equity method investments	0		0	0	0
Reclassification adjustments, included in net income	0	0	0	0	0
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)	(5)	(2)	2	(7)	7
Balance at end of period	54	59	67	54	67
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(4,175)	(4,278)	(4,567)	(4,278)	(4,672)
Increase/(decrease)	2	23	0	25	22
Increase/(decrease) due to equity method investments	0		0	0	0
Reclassification adjustments, included in net income	80	80	82	160	165
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)	82	103	82	185	187
Balance at end of period	(4,093)	(4,175)	(4,485)	(4,093)	(4,485)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	604	643	579	643	607
Increase/(decrease)	0	0	0	0	0
Increase/(decrease) due to equity method investments	0		0	0	0
Reclassification adjustments, included in net income	(28)	(39)	(25)	(67)	(53)
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)	(28)	(39)	(25)	(67)	(53)
Balance at end of period	576	604	554	576	554
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(1,081)	(568)	1,741	(568)
Increase/(decrease)	(628)	(513)	(69)	(1,141)	1,197
Increase/(decrease) due to equity method investments	0		0	0	0
Reclassification adjustments, included in net income	(2)	0	0	(2)	0
Cumulative effect of accounting changes, net of tax					475
Total increase/(decrease)	(630)	(513)	(69)	(1,143)	1,672
Balance at end of period	(1,711)	(1,081)	1,672	(1,711)	1,672
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(17,223)	(16,272)	(15,603)	(16,272)	(16,635)
Increase/(decrease)	(1,735)	(1,019)	281	(2,754)	735
Increase/(decrease) due to equity method investments	1		(3)	1	(6)
Reclassification adjustments, included in net income	68	68	63	136	169
Cumulative effect of accounting changes, net of tax					475
Total increase/(decrease)	(1,666)	(951)	341	(2,617)	1,373
Balance at end of period	(18,889)	(17,223)	(15,262)	(18,889)	(15,262)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(13,242)		(13,242)
Balance at end of period	(15,672)			(15,672)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(16)		(16)	6
Increase/(decrease)				(16)	73
Increase/(decrease) due to equity method investments				0
Reclassification adjustments, included in net income				18	(5)
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)				2	68
Balance at end of period	(14)		74	(14)	74
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(12,269)		(12,269)	(12,751)
Increase/(decrease)				(1,549)	(545)
Increase/(decrease) due to equity method investments				1
Reclassification adjustments, included in net income				23	56
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)				(1,525)	(489)
Balance at end of period	(13,794)		(13,240)	(13,794)	(13,240)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		61		61	60
Increase/(decrease)				(7)	7
Increase/(decrease) due to equity method investments				0
Reclassification adjustments, included in net income				0	0
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)				(7)	7
Balance at end of period	54		67	54	67
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(402)		(402)	(612)
Increase/(decrease)				0	0
Increase/(decrease) due to equity method investments				0
Reclassification adjustments, included in net income				25	20
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)				25	20
Balance at end of period	(377)		(592)	(377)	(592)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		2		2	3
Increase/(decrease)				0	0
Increase/(decrease) due to equity method investments				0
Reclassification adjustments, included in net income				0	0
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)				0	0
Balance at end of period	2		3	2	3
Bank | Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(618)		(618)
Increase/(decrease)				(923)	1,042
Increase/(decrease) due to equity method investments				0
Reclassification adjustments, included in net income				(2)	0
Cumulative effect of accounting changes, net of tax					464
Total increase/(decrease)				(925)	1,506
Balance at end of period	(1,543)		1,506	(1,543)	1,506
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		SFr (13,242)		(13,242)	(13,294)
Increase/(decrease)				(2,495)	577
Increase/(decrease) due to equity method investments				1
Reclassification adjustments, included in net income				64	71
Cumulative effect of accounting changes, net of tax					464
Total increase/(decrease)				(2,430)	1,112
Balance at end of period	SFr (15,672)		SFr (12,182)	SFr (15,672)	SFr (12,182)